SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($) Segment shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Short-term investments	$ 7,028,594		$ 7,028,594	$ 7,028,594
Percentage of credit losses	100.00%
Percentage of credit loss adjust for future of retention receivable	10.00%	5.00%
Provision for credit losses	$ 23,132	$ 141,639
Contract liabilities	4,103,847	3,817,000	3,878,202	$ 3,893,986
Cost of revenue-idle capacity	594,185	1,249,041
Research and development expenses	17,719	56,904
Selling expenses	22,061	63,541
(Reversal from) provision from warranty liability	(153,845)
General and administrative expenses	1,779,543	1,495,843
Employee benefits expenses	27,591	60,377
Impairment of Property, plant and equipment
Percentage of VAT for revenue	13.00%
Indemnity escrow shares | shares	300,000
Indemnity escrow shares | shares	9,000,000
Number of operating segment | Segment	1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Product warranty obligation, term	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Product warranty obligation, term	8 years
Money Market Funds [Member]
Property, Plant and Equipment [Line Items]
Short-term investments	$ 7,028,594		$ 7,028,594